Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts receivable	$ 50,698	$ 40,506
Less: allowance for doubtful accounts	(4,793)	(2,223)	(845)
Accounts receivable, net	$ 45,905	$ 38,283